Notes Payable (Details 1) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Short-term Debt, Other Disclosures [Abstract]
Notes payable	$ 305,453	$ 25,000	$ 117,600
Notes Payable [Member]
Short-term Debt, Other Disclosures [Abstract]
Notes Payable Gross		25,000	467,600
Less: Unamortized debt discount			(350,000)
Notes payable		25,000	117,600
Private One [Member] | Notes Payable [Member]
Short-term Debt, Other Disclosures [Abstract]
Collateral	None	Assets	Assets
Interest Rate	10.00%	8.25%	8.25%
Monthly Payment
Maturity	May 31, 2013	May 31, 2013	May 31, 2013
Notes payable		20,000	375,100
Private Two [Member] | Notes Payable [Member]
Short-term Debt, Other Disclosures [Abstract]
Collateral	None	None	None
Interest Rate	5.00%	10.00%	10.00%
Monthly Payment
Maturity		May 31, 2013	May 31, 2013
Notes payable		5,000	50,000
Notes payable NACSV former member [Member] | Notes Payable [Member]
Short-term Debt, Other Disclosures [Abstract]
Interest Rate	7.00%	7.00%
Monthly Payment
Notes payable	291,498,000
NACSV premium finance agreement [Member] | Notes Payable [Member]
Short-term Debt, Other Disclosures [Abstract]
Collateral	None	None
Interest Rate	7.84%	7.84%
Monthly Payment	2,845	2,845
Maturity	Nov. 30, 2014	Nov. 30, 2014
Notes payable	13,955,000
Private Three [Member] | Notes Payable [Member]
Short-term Debt, Other Disclosures [Abstract]
Collateral		None	None
Interest Rate		10.00%	10.00%
Monthly Payment
Maturity		Dec. 31, 2013	Dec. 31, 2013
Notes payable			37,500
Private Four [Member] | Notes Payable [Member]
Short-term Debt, Other Disclosures [Abstract]
Collateral		None	None
Interest Rate		5.00%	5.00%
Monthly Payment
Notes payable		$ 5,000	$ 5,000